Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about derivative financial instruments
The fair values of derivatives by category are as follows:

	2020			2019
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Financing derivatives	1,267	(1,134)	133	1,052	(1,084)	(32)
Commodity contract derivatives	75	(200)	(125)	101	(99)	2
	1,342	(1,334)	8	1,153	(1,183)	(30)
The notional contract[1] amounts of financing derivatives by type are as follows:

	2020	2019
	£m	£m
Interest rate swaps	(3,101)	(6,299)
Cross-currency interest rate swaps	(8,097)	(6,700)
Foreign exchange forward contracts	(3,284)	(2,937)
Inflation-linked swaps	(500)	(500)
Equity options	(800)	(800)
	(15,782)	(17,236)

1.	The notional contract amounts of derivatives indicate the gross nominal value of transactions outstanding at the reporting date.
The fair values of financing derivatives by type are as follows:

	2020			2019
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Interest rate swaps	556	(337)	219	539	(384)	155
Cross-currency interest rate swaps	643	(514)	129	470	(443)	27
Foreign exchange forward contracts¹	58	(39)	19	41	(41)	—
Inflation-linked swaps	—	(234)	(234)	—	(214)	(214)
Equity options	10	(10)	—	2	(2)	—
	1,267	(1,134)	133	1,052	(1,084)	(32)

1.	Included within the foreign exchange forward contracts balance is £(3) million (2019: £32 million) of derivatives in relation to hedging of capital expenditure.
The notional quantities of commodity contract derivatives by type are as follows:

	2020	2019
Forward purchases of gas[1]	102m Dth	52m Dth
Electricity swaps	12,836 GWh	12,848 GWh
Electricity options	0 GWh	10,444 GWh
Gas swaps	89m Dth	87m Dth
Gas options	26m Dth	34m Dth

1.	Forward gas purchases have terms up to four years (2019: two years). The contractual obligations under these contracts are £128 million (2019: £108 million).

The fair values of commodity contract derivatives by type are as follows:

	2020			2019
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Commodity purchase contracts accounted for as derivative contracts
Forward purchases of gas	64	(108)	(44)	66	(78)	(12)
Derivative financial instruments linked to commodity prices
Electricity swaps	4	(83)	(79)	29	(19)	10
Gas swaps	7	(8)	(1)	5	(1)	4
Gas options	—	(1)	(1)	1	(1)	—
	75	(200)	(125)	101	(99)	2

Disclosure of maturity analysis for derivative financial liabilities
The maturity profile of financing derivatives is as follows:

	2020			2019
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than 1 year	62	(254)	(192)	56	(282)	(226)
	62	(254)	(192)	56	(282)	(226)
Non-current
In 1 to 2 years	480	(51)	429	19	(193)	(174)
In 2 to 3 years	13	(5)	8	416	(1)	415
In 3 to 4 years	20	(28)	(8)	11	—	11
In 4 to 5 years	31	(109)	(78)	20	(14)	6
More than 5 years	661	(687)	(26)	530	(594)	(64)
	1,205	(880)	325	996	(802)	194
	1,267	(1,134)	133	1,052	(1,084)	(32)
The maturity profile of commodity contract derivatives is as follows:

	2020			2019
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than one year	31	(126)	(95)	52	(68)	(16)
	31	(126)	(95)	52	(68)	(16)
Non-current
In 1 to 2 years	8	(35)	(27)	14	(9)	5
In 2 to 3 years	9	(24)	(15)	9	(8)	1
In 3 to 4 years	8	(12)	(4)	6	(4)	2
In 4 to 5 years	7	(1)	6	6	(4)	2
More than 5 years	12	(2)	10	14	(6)	8
	44	(74)	(30)	49	(31)	18
	75	(200)	(125)	101	(99)	2